GENERAL INFORMATION - Major Developments, Narrative (Details) ₽ in Millions, $ in Millions							1 Months Ended	6 Months Ended
	May 26, 2026 USD ($) solarPowerPlant MW	Jun. 18, 2025 USD ($)	Jun. 18, 2025 RUB (₽)	Apr. 09, 2025 USD ($)	Mar. 19, 2025 USD ($)	Jan. 27, 2025 USD ($)	May 31, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Feb. 26, 2026 USD ($)	Feb. 10, 2026 USD ($)	Feb. 09, 2026 USD ($)	Apr. 02, 2025 USD ($)
LLC Helsi Ukraine
Disclosure of subsidiaries [line items]
Interest								97.99%	97.99%
Proportion of ownership interests held by non-controlling interests							1.10%
Remaining equity interests to be acquired							2.01%
4.0% April 2025 U.S. Dollar denominated Notes
Disclosure of subsidiaries [line items]
Borrowings, interest rate				4.00%
Repayments of bonds, notes and debentures				$ 472
6.3% June 2025 Russian Ruble denominated Notes
Disclosure of subsidiaries [line items]
Borrowings, interest rate		6.30%	6.30%
Repayments of bonds, notes and debentures		$ 100	₽ 7,840
Uklon
Disclosure of subsidiaries [line items]
Equity interest acquired					3.00%
Put option, exercise period					3 years
VEON Ltd. | Phase One
Disclosure of subsidiaries [line items]
Share buyback program, authorized, amount						$ 30
Purchase of treasury shares						$ 22
Ukrainian Investment Platform | LLC Helsi Ukraine
Disclosure of subsidiaries [line items]
Interest							26.90%
Cash consideration							$ 11
LLC ISP Shtorm
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired										100.00%		100.00%
Purchase consideration										$ 10		$ 10
LLC ISP Shtorm | JSC Kyivstar
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired										100.00%
Purchase consideration										$ 10
Cash consideration								$ 10
Tabletki Group
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired											100.00%
Purchase consideration											$ 161
Tabletki Group | JSC Kyivstar
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired											100.00%
Purchase consideration											$ 161
Cash consideration								$ 161
Six solar power plants | JSC Kyivstar
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired	100.00%
Purchase consideration	$ 70
Number of solar power plants acquired | solarPowerPlant	6
Combined installed generation capacity (MW) | MW	105
Cash consideration	$ 70
Uklon
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired					97.00%
Purchase consideration					$ 158
Uklon | JSC Kyivstar
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired					97.00%								97.00%
Purchase consideration					$ 158								$ 158
Equity interest acquired													3.00%
Cash consideration									$ 146